Interest-bearing loans and borrowings (Tables)	6 Months Ended
Jun. 30, 2020
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Summary of Interest-bearing Loans and Borrowings

Non-current liabilities Million US dollar	30 June 2020	31 December 2019
Secured bank loans	48	71
Unsecured bank loans	55	50
Unsecured bond issues	104 162	95 674
Unsecured other loans	81	77
Lease liabilities	1 688	1 692

Non-current interest-bearing loans and borrowings	106 034	97 564

Current liabilities Million US dollar	30 June 2020	31 December 2019
Secured bank loans	995	790
Commercial papers	3 072	1 599
Unsecured bank loans	133	135
Unsecured bond issues	1 916	2 532
Unsecured other loans	16	20
Lease liabilities	352	333

Current interest-bearing loans and borrowings	6 484	5 410

Summary of Series of Bonds
On 2 April 2020 and 3 April 2020, Anheuser-Busch InBev NV/SA (ABISA) and Anheuser-Busch InBev Worldwide Inc. (ABIWW) respectively, completed the issuance of the following series of bonds
:

Issue date	Issuer (abbreviated)	Maturity date	Currency	Aggregate principal amount (in millions)	Interest rate
2 April 2020	ABISA	2 December 2027	EUR	1 000	2.125%
2 April 2020	ABISA	2 April 2032	EUR	1 750	2.875%
2 April 2020	ABISA	2 April 2040	EUR	1 750	3.700%
3 April 2020	ABIWW	1 June 2030	USD	1 750	3.500%
3 April 2020	ABIWW	1 June 2040	USD	1 000	4.350%
3 April 2020	ABIWW	1 June 2050	USD	2 250	4.500%
3 April 2020	ABIWW	1 June 2060	USD	1 000	4.600%

Summary of Reconciliation of Net Debt
The following table provides a reconciliation of AB InBev’s net debt as at the dates indicated:

Million US dollar	30 June 2020	31 December 2019
Non-current interest-bearing loans and borrowings	106 034	97 564
Current interest-bearing loans and borrowings	6 484	5 410

Interest-bearing loans and borrowings	112 518	102 974

Bank overdrafts	153	68
Cash and cash equivalents	(25 018)	(7 238)
Interest bearing loans granted and other deposits (included within Trade and other receivables)	(142)	(146)
Debt securities (included within Investment securities)	(123)	(117)

Net debt	87 388	95 542

Summary of Changes in the Company's Liabilities Arising from Financing Activities
The table below details changes in the company’s liabilities arising from financing activities, including both cash and non-cash
changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be classified in the company’s consolidated cash flow statement from financing activities
.

Million US dollar	Long-term debt, net of current portion	Short-term debt and current portion of long-term debt
Balance at 1 January 2020	97 564	5 410
Proceeds from borrowings	10 915	3 607
Payments on borrowings	—	(4 328)
Capitalization / (payment) of lease liabilities	290	(184)
Amortized cost (including interest on leases)	36	59
Unrealized foreign exchange effects	(680)	(147)
Current portion of long-term debt	(2 076)	2 076
Other movements	(15)	(9)

Balance at 30 June 2020	106 034	6 484

Million US dollar	Long-term debt, net of current portion	Short-term debt and current portion of long-term debt
Balance at 1 January 2019	106 997	4 584
Proceeds from borrowings	18 087	3 924
Payments on borrowings	(18 716)	(1 884)
Capitalization / (payment) of lease liabilities	321	(235)
Amortized cost (including interest on leases)	44	58
Unrealized foreign exchange effects	(363)	35
Current portion of long-term debt	(4 565)	4 565
Other movements	(133)	(83)

Balance at 30 June 2019	101 672	10 964